Label	Element	Value
Chinese Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Chinese Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Chinese Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of Chinese companies.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio invests primarily in Chinese companies. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value.
Factors bearing on whether a company is considered a “Chinese company” may include: (1) it is legally domiciled in the People’s Republic of China (“China” or the “PRC”) or Hong Kong; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production in China or Hong Kong; or (3) it has the principal exchange listing for its securities in China or Hong Kong.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) (the “80% policy”) in common stocks, preferred stocks, rights, and warrants issued by Chinese companies, securities convertible into such securities (including depositary receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio may also invest in China A‑shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). Because Chinese equity markets in some cases limit the amount of outstanding shares foreigners may own, or may otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to equity securities of Chinese companies. The Portfolio’s investments in these equity derivative instruments will be counted toward satisfaction of the Fund’s 80% policy, as such instruments are expected to have economic characteristics similar to the securities included within that policy. Such derivatives instruments will be valued on a “mark‑to‑market” basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435‑8105.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 435‑8105
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hardingloevnerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chinese Equity Portfolio – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 19.14% in the third quarter of 2024; the worst was ‑24.03% in the third quarter of 2022.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Chinese Equity Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money.
Chinese Equity Portfolio | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Chinese Equity Portfolio | Chinese Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Chinese Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise. The value of China’s currency, the Renminbi (“RMB”) may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies of the PRC, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The RMB is currently not a freely convertible currency. The Chinese government places strict regulations on the RMB and sets the value of the RMB to levels dependent on the value of the U.S. dollar. The Chinese government’s imposition of restrictions on the repatriation of RMB out of the PRC may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. These restrictions may adversely affect the Portfolio and its investments.

Chinese Equity Portfolio | A Shares Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
A‑Shares Tax Risk. Since the inception of the Stock Connect, foreign investors (including the Portfolio) investing in A‑Shares through Stock Connect would be temporarily exempt from the PRC corporate income tax and value-added tax on the gains on disposal of such A‑Shares. Dividends would be subject to PRC corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Uncertainties in the Chinese tax rules could result in unexpected tax liabilities for the Portfolio.

Chinese Equity Portfolio | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Chinese Equity Portfolio | Emerging and Frontier Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.

Chinese Equity Portfolio | Small and Mid Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small- and Mid‑Capitalization Risk. The securities of small and medium‑sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.
Chinese Equity Portfolio | NAV Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Chinese Equity Portfolio | Risks Associated with China and Hong Kong [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with China and Hong Kong. Investing in Chinese companies will subject the Portfolio more generally to the risks associated with investing in China and Hong Kong.
Investments in China involve risk of a total loss due to government action or inaction or other adverse circumstances. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations, among other methods. Changes in these policies could adversely impact affected industries or Chinese companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States. For example, there is a risk that the United States government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers, which may negatively affect the liquidity and price of their securities and cause the government of China to take retaliatory measures.
Recent developments in relations between the United States, other trading partners, and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariff or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in China, and therefore, the Portfolio.
Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries and, therefore, disclosure of certain material information may not be made. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. In addition, China does not allow the Public Company Accounting Oversight Board to inspect the quality of audits performed in China for Chinese companies in which the Portfolio may invest. That inspection organization conducts on‑going reviews of audits by U.S. accounting firms. Consequently, financial reporting by companies domiciled in China does not have as much regulatory oversight as reporting by companies in the United States, which may result in the unavailability of material information about issuers.
The Portfolio may also be limited in its ability to invest in certain securities by executive orders and other regulatory actions that target publicly-traded securities of Chinese companies.
As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. However, as of July 2020, the Chinese Standing Committee of the National People’s Congress enacted the law of the PRC on Safeguarding National Security in the Hong Kong Special Administrative Region. As of the same month, Hong Kong is no longer afforded preferential economic treatment by the United States under U.S. law, and there is uncertainty as to how the economy of Hong Kong will be affected. Ongoing political tension between the People’s Republic of China and the Hong Kong Special Administrative Region will have impacts on the economy of Hong Kong, and these impacts remain uncertain. If China were to further exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Portfolio’s investments. The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the Portfolio’s ability to trade in A‑Shares during those periods. In addition, the Shanghai-Hong Kong Stock Connect and the Shenzhen‑Hong Kong Stock Connect programs, which are used by foreign investors to access China A‑Shares, are relatively new structures that are subject to certain legal and structural risks.

Chinese Equity Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	4.12%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.96%)	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	981
5 Years	rr_ExpenseExampleYear05	1,860
10 Years	rr_ExpenseExampleYear10	$ 4,125
2021	rr_AnnualReturn2021	(15.45%)
2022	rr_AnnualReturn2022	(26.84%)
2023	rr_AnnualReturn2023	(19.41%)
2024	rr_AnnualReturn2024	3.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.03%)
1-Year	rr_AverageAnnualReturnYear01	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	(13.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2020
Chinese Equity Portfolio | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	3.69%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(14.08%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2020	[4]
Chinese Equity Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.58%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.98%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2020	[4]
Chinese Equity Portfolio | MSCI China All Shares Index USD Net
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.38%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2020

[1]	Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[4]	After‑tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.